UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA New Income, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2018

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(a) (Cost $630,347)	261,407,903	$736,490

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.8%
AGENCY — 0.0%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$372,169	$366,565
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	62,717	62,567
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(b)	29,304	29,478
		$458,610
AGENCY STRIPPED — 4.1%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(b)	$4,998,728	$5
Government National Mortgage Association 2012-45 IO — 0.016% 4/16/2053(b)	11,264,565	67,503
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(b)	17,577	18
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(b)	13,631,474	102,316
Government National Mortgage Association 2009-86 IO — 0.108% 10/16/2049(b)	16,086,274	84,157
Government National Mortgage Association 2009-105 IO — 0.166% 11/16/2049(b)	10,417,687	78,287
Government National Mortgage Association 2009-71 IO — 0.262% 7/16/2049(b)	3,215,515	26,546
Government National Mortgage Association 2008-8 IO — 0.327% 11/16/2047(b)	6,671,793	53,180
Government National Mortgage Association 2009-49 IO — 0.36% 6/16/2049(b)	7,998,787	75,193
Government National Mortgage Association 2012-125 IO — 0.385% 2/16/2053(b)	70,111,283	1,806,691
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(b)	2,878,666	21,641
Government National Mortgage Association 2009-60 IO — 0.509% 6/16/2049(b)	7,072,833	67,172
Government National Mortgage Association 2010-123 IO — 0.519% 9/16/2050(b)	6,350,372	107,411
Government National Mortgage Association 2007-77 IO — 0.544% 11/16/2047(b)	21,367,104	293,405
Government National Mortgage Association 2012-25 IO — 0.548% 8/16/2052(b)	87,052,022	1,780,405
Government National Mortgage Association 2005-9 IO — 0.555% 1/16/2045(b)	1,357,837	11,981
Government National Mortgage Association 2009-30 IO — 0.57% 3/16/2049(b)	5,094,206	137,470
Government National Mortgage Association 2008-24 IO — 0.595% 11/16/2047(b)	420,359	2,959
Government National Mortgage Association 2014-157 IO — 0.65% 5/16/2055(b)	145,248,288	5,950,634
Government National Mortgage Association 2013-45 IO — 0.651% 12/16/2053(b)	70,154,642	1,648,101
Government National Mortgage Association 2015-41 IO — 0.671% 9/16/2056(b)	37,239,249	1,775,046
Government National Mortgage Association 2012-79 IO — 0.676% 3/16/2053(b)	117,576,089	3,823,704
Government National Mortgage Association 2012-58 IO — 0.701% 2/16/2053(b)	217,839,325	6,499,498
Government National Mortgage Association 2012-150 IO — 0.723% 11/16/2052(b)	72,513,194	2,826,042
Government National Mortgage Association 2014-77 IO — 0.732% 12/16/2047(b)	51,214,718	2,092,172
Government National Mortgage Association 2004-43 IO — 0.744% 6/16/2044(b)	12,336,126	144,045
Government National Mortgage Association 2014-138 IO — 0.744% 4/16/2056(b)	29,355,612	1,446,944
Government National Mortgage Association 2013-125 IO — 0.755% 10/16/2054(b)	21,331,312	741,235
Government National Mortgage Association 2012-114 IO — 0.765% 1/16/2053(b)	46,291,731	2,123,610
Government National Mortgage Association 2015-86 IO — 0.771% 5/16/2052(b)	70,905,603	3,607,677
Government National Mortgage Association 2015-19 IO — 0.773% 1/16/2057(b)	91,001,425	5,027,902
Government National Mortgage Association 2014-110 IO — 0.774% 1/16/2057(b)	72,968,502	3,818,413
Government National Mortgage Association 2015-7 IO — 0.789% 1/16/2057(b)	15,697,405	838,447
Government National Mortgage Association 2014-153 IO — 0.79% 4/16/2056(b)	210,457,797	10,763,738
Government National Mortgage Association 2014-175 IO — 0.798% 4/16/2056(b)	208,471,463	10,940,520
Government National Mortgage Association 2014-164 IO — 0.803% 1/16/2056(b)	267,938,659	12,443,205
Government National Mortgage Association 2014-135 IO — 0.824% 1/16/2056(b)	298,778,851	15,219,048

	Principal Amount	Fair Value
Government National Mortgage Association 2015-101 IO — 0.827% 3/16/2052(b)	$154,586,120	$7,938,105
Government National Mortgage Association 2015-47 IO — 0.833% 10/16/2056(b)	171,378,013	8,851,314
Government National Mortgage Association 2008-45 IO — 0.85% 2/16/2048(b)	2,611,817	4,960
Government National Mortgage Association 2014-187 IO — 0.882% 5/16/2056(b)	195,653,199	10,766,443
Government National Mortgage Association 2006-55 IO — 0.911% 8/16/2046(b)	8,365,110	98,014
Government National Mortgage Association 2015-169 IO — 0.925% 7/16/2057(b)	223,556,984	14,130,992
Government National Mortgage Association 2012-53 IO — 0.931% 3/16/2047(b)	58,517,341	2,215,332
Government National Mortgage Association 2015-114 IO — 0.938% 3/15/2057(b)	159,608,158	9,406,411
Government National Mortgage Association 2015-128 IO — 0.939% 12/16/2056(b)	198,704,289	11,290,338
Government National Mortgage Association 2015-108 IO — 0.941% 10/16/2056(b)	36,221,446	2,070,461
Government National Mortgage Association 2015-150 IO — 0.942% 9/16/2057(b)	225,785,371	14,863,157
Government National Mortgage Association 2015-160 IO — 0.947% 1/16/2056(b)	251,723,519	15,427,480
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(b)	8,820,923	125,647
Government National Mortgage Association 2016-65 IO — 1.002% 1/16/2058(b)	241,543,647	18,218,889
Government National Mortgage Association 2016-106 IO — 1.031% 9/16/2058(b)	240,114,262	18,153,551
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	137,757,887	10,798,152
Government National Mortgage Association 2008-92 IO — 1.169% 10/16/2048(b)	12,480,195	123,166
Government National Mortgage Association 2004-108 IO — 1.932% 12/16/2044(b)	405,206	3,491
Government National Mortgage Association 2006-30 IO — 2.391% 5/16/2046(b)	873,493	9,523
		$240,941,747
NON-AGENCY — 3.7%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(c)	$5,497,687	$5,466,646
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(c)	37,676,000	37,984,359
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(b)	4,827,843	4,837,124
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	18,458,000	18,394,294
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.693% 10/15/2031(b)(c)	991,886	987,322
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.693% 10/15/2031(b)(c)	8,240,000	8,182,090
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 8.455% 11/15/2033(b)(c)	34,144,000	34,078,502
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	44,683,605	45,947,373
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(c)	7,277,000	7,430,920
Latitude Management Real Estate Capital 2016-CRE2 A, 1M LIBOR + 1.700% — 4.204% 11/24/2031(b)(c)	15,722,414	15,812,063
OBP Depositor LLC Trust P 2010-OBP A — 4.646% 7/15/2045(c)	4,000,000	4,054,036
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	7,857,000	7,807,552
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	30,472,000	30,698,206
		$221,680,487

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $517,008,756)		$463,080,844

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 26.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.5%
Federal Home Loan Mortgage Corporation 4170 QE — 2.00% 5/15/2032	$1,854,255	$1,814,161
Federal Home Loan Mortgage Corporation 3979 HD — 2.50% 12/15/2026	3,027,122	3,002,674
Federal Home Loan Mortgage Corporation 4304 DA — 2.50% 1/15/2027	1,109,030	1,099,699
Federal Home Loan Mortgage Corporation 4010 DE — 2.50% 2/15/2027	3,619,131	3,590,607

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation 3914 MA — 3.00% 6/15/2026	$2,296,802	$2,305,535
Federal Home Loan Mortgage Corporation 4297 CA — 3.00% 12/15/2030	4,006,379	4,010,600
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	6,278,573	6,280,776
Federal Home Loan Mortgage Corporation 4504 DN — 3.00% 10/15/2040	13,127,545	13,125,933
Federal Home Loan Mortgage Corporation 3862 MB — 3.50% 5/15/2026	18,776,000	19,085,370
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	1,313	1,314
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	659	658
Federal Home Loan Mortgage Corporation 3828 VE — 4.50% 1/15/2024	1,035,525	1,077,044
Federal Home Loan Mortgage Corporation 4395 NT — 4.50% 7/15/2026	9,471,659	9,788,573
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	1,239,428	1,186,660
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	18,627,649	18,169,191
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	813,660	800,543
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	1,738,386	1,723,237
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	9,954,752	9,894,999
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	2,059,590	2,061,327
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	26,596,354	26,435,204
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	24,658,682	24,504,346
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	18,703,425	18,502,740
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	13,625,000	13,743,667
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	13,526,000	13,709,415
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	18,515,676	18,663,494
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	18,381,359	18,528,886
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	27,105,607	27,323,807
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	393	393
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	4,603	4,605
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	125,211	125,836
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	1,974	1,972
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	297	298
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,229,007	1,256,735
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	976,212	981,486
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	1,726,655	1,765,855
Federal National Mortgage Association 2010 43 MK — 5.50% 5/25/2040	2,005,051	2,134,424
		$266,702,064
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.705% — 3.716% 3/1/2036(b)	$721,711	$752,421

AGENCY POOL FIXED RATE — 13.7%
Federal Home Loan Mortgage Corporation J24941 — 2.00% 8/1/2023	$2,397,390	$2,372,313
Federal Home Loan Mortgage Corporation G16178 — 2.50% 11/1/2028	24,017,354	23,677,893
Federal Home Loan Mortgage Corporation G16618 — 2.50% 1/1/2030	39,382,976	38,777,109
Federal Home Loan Mortgage Corporation J16678 — 3.00% 9/1/2026	5,212,367	5,220,779
Federal Home Loan Mortgage Corporation J17544 — 3.00% 12/1/2026	7,390,704	7,417,586
Federal Home Loan Mortgage Corporation G16406 — 3.00% 1/1/2028	22,619,098	22,648,356
Federal Home Loan Mortgage Corporation G16620 — 3.00% 8/1/2028	10,125,933	10,154,853
Federal Home Loan Mortgage Corporation G16478 — 3.00% 5/1/2030	31,774,944	31,816,045
Federal Home Loan Mortgage Corporation G16592 — 3.00% 2/1/2032	18,462,719	18,486,600
Federal Home Loan Mortgage Corporation G16473 — 3.50% 1/1/2028	36,851,964	37,446,850
Federal Home Loan Mortgage Corporation G16613 — 3.50% 8/1/2028	9,789,891	9,944,866
Federal Home Loan Mortgage Corporation V62149 — 3.50% 9/1/2028	6,477,369	6,579,906

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation J26472 — 3.50% 11/1/2028	$7,568,014	$7,687,816
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	1,824,897	1,862,346
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	1,276,559	1,292,837
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	2,892,831	2,972,166
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	1,201,737	1,218,207
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	99,111	101,182
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	924,446	938,355
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	2,576,124	2,654,933
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	28,664	29,204
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	2,221,490	2,270,274
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	482,037	497,232
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	190,861	196,859
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	433,701	429,481
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	256,174	253,501
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	22,067,434	21,945,511
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	3,803,364	3,753,173
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	15,122,687	14,904,217
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	3,698,695	3,721,106
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	1,782,806	1,788,594
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	916,939	919,916
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	25,977,812	26,092,686
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	1,667,617	1,673,031
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	1,806,854	1,814,132
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	1,915,024	1,921,241
Federal National Mortgage Association AL3458 — 3.00% 5/1/2028	37,632,496	37,731,153
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	1,613,967	1,619,207
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	7,125,922	7,135,696
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	15,683,879	15,724,996
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	79,689,712	79,898,626
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	3,503,991	3,508,798
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	19,012,031	19,067,814
Federal National Mortgage Association BM4485 — 3.00% 9/1/2030	52,295,243	52,448,682
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	38,019,091	38,160,343
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	55,613,614	55,759,411
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	57,590,896	57,723,879
Federal National Mortgage Association AB1940 — 3.50% 12/1/2025	2,018,274	2,047,960
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	32,360,495	32,956,193
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	7,131,087	7,262,358
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	8,733,914	8,894,689
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	5,082,153	5,170,942
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	8,406,244	8,542,600
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	22,441,261	22,833,325
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	20,920,623	21,286,121
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	17,372,776	17,649,145
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	763,303	781,183
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	846,096	865,916
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	2,216,409	2,262,952
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	158,995	161,540
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	101,375	105,087
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	695,859	714,815

	Principal Amount	Fair Value
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	$749,958	$768,033
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	394,172	400,218
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	48,147	49,693
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	436,747	446,818
Government National Mortgage Association 782281 — 6.00% 3/15/2023	765,051	793,634
		$818,252,983
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032(d)	$182,043	$160,769
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	1,245,097	66,348
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	9,719,376	746,488
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	175,288	41,573
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	77,295	1,705
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	518,985	102,147
		$1,119,030
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 8.4%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	$28,117,434	$27,699,927
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(b)(c)	48,155,947	49,454,843
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	16,242	16,267
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	8,804,256	8,885,008
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(b)(c)	15,065,000	14,953,519
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(b)(c)(e)	15,745,000	15,697,765
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(b)(c)	45,265,062	45,056,055
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(b)(c)	25,197,439	25,098,100
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(c)	12,414,000	12,274,342
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(b)(c)	8,281,000	8,305,926
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	4,333,722	4,387,199
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(b)(c)(e)(f)	178,250	95,400
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.668% 8/15/2050(b)(c)(e)(f)	130,112	68,625
Stanwich Mortgage Loan Trust Series 2010-2 A — 0.702% 2/28/2057(b)(c)(e)(f)	243,301	122,672
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.939% 8/31/2049(b)(c)(e)(f)	40,920	20,664
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	15,877,256	15,459,681
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(c)	13,454,753	13,295,455
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	33,805,781	33,181,452
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(b)(c)	58,191,003	57,208,495
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(b)(c)	54,778,102	54,185,950
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(b)(c)	23,987,791	23,754,845
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(c)	23,549,888	23,395,034
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(c)	16,027,807	15,971,668
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(b)(c)	55,520,032	55,639,456
		$504,228,348

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,592,371,249)		$1,591,054,846

ASSET-BACKED SECURITIES — 49.8%
AUTO — 14.3%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$3,743,000	$3,692,069
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	6,974,940
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,618,000	15,435,813

	Principal Amount	Fair Value
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	$7,547,000	$7,477,040
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,428,008
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,547,000	9,457,722
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,201,484
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,680,000	8,586,284
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	18,879,000	18,738,587
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	22,185,000	22,316,027
Carmax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	21,952,000	22,386,167
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(c)	50,778,000	50,346,956
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	17,185,000	17,028,637
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	20,626,000	20,449,514
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(c)	22,937,000	22,921,082
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	36,312,000	35,996,205
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(c)	9,173,000	9,149,319
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(c)	10,910,000	10,856,823
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(c)	8,763,000	8,748,801
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(c)	4,126,000	4,096,737
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	8,149,000	8,072,964
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,240,000	22,065,476
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,027,000	5,978,761
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,683,000	15,600,050
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,771,816
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,726,256
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.83% 5/15/2024	37,474,000	37,500,161
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(c)	13,264,000	13,205,970
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(c)	10,294,000	10,198,924
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	23,522,000	23,459,523
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	27,022,000	27,108,192
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,293,000	6,256,588
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.15% 10/15/2024	23,979,000	24,254,989
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	21,315,000	21,208,777
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,287,000	11,190,120
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	27,017,000	26,884,020
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	26,545,000	26,818,822
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(c)	25,223,000	25,102,550
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(c)	12,040,000	11,933,445
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	30,628,000	30,257,545
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	12,327,000	12,258,876
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	30,359,000	30,146,812
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,581,251
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	18,461,000	18,355,722
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,882,000	4,864,893
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,271,959
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(c)	11,439,000	11,383,205
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	12,377,000	12,266,842
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	31,343,000	31,074,215
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,473,000	5,439,306
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,102,000	10,033,017
World Omni Automobile Lease Securitization Trust 2018-B B — 3.43% 3/15/2024	11,060,000	11,140,011
		$856,699,273
COLLATERALIZED LOAN OBLIGATION — 11.3%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$8,136,000	$7,802,009

	Principal Amount	Fair Value
B&M CLO Ltd. 2014-1A A2R, FRN — 4.036% 4/16/2026(b)(c)	$12,309,000	$12,172,259
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.599% 10/17/2026(b)(c)	34,610,000	34,476,717
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.186% 4/15/2027(b)(c)	43,407,000	43,411,124
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 3.886% 10/15/2027(b)(c)	34,672,000	34,671,792
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	9,344,985	9,327,089
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(c)	22,693,000	23,055,732
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 4.166% 11/15/2029(b)(c)	25,867,000	25,898,428
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.866% 11/15/2029(b)(c)	12,722,000	12,111,535
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.824% 12/15/2028(b)	20,895,000	20,381,944
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.345% 10/18/2027(b)(c)	43,913,000	43,309,416
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 3.389% 4/20/2027(b)(c)	50,214,000	49,678,166
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 3.569% 10/22/2025(b)(c)	18,450,000	18,367,842
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(c)	21,762,000	22,085,459
Ivy Hill Middle Market Credit Fund VII Ltd. — 3.695% 7/18/2030(b)(c)	25,985,000	25,984,636
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 3.999% 10/20/2029(b)(c)	7,180,000	7,171,571
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	10,752,000	10,587,892
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.924% 6/22/2030(b)(c)	26,117,000	25,729,189
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025	34,234,000	34,244,818
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.786% 5/15/2026(b)(c)	20,187,090	20,085,387
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	15,800,000	15,403,088
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.749% 7/17/2026(b)(c)	23,124,000	23,031,828
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 4.449% 7/17/2026(b)(c)	20,644,000	20,522,159
Telos CLO Ltd. 2014-5A A1R, FRN — 3.399% 4/17/2028(b)(c)	31,772,000	31,326,366
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN — 3.486% 7/15/2028(b)	27,723,000	27,385,611
VCO CLO LLC 2018-1A A, FRN — 3.942% 7/20/2030(b)(c)	26,176,000	26,161,420
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.379% 4/20/2028(b)(c)	26,029,000	25,578,698
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	8,977,000	8,767,719
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	12,780,000	12,500,987
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	6,979,000	6,861,690
		$678,092,571
CREDIT CARD — 5.2%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$39,410,953
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,265,514
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	37,996,956
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	48,839,000	48,309,932
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,514,916
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	31,898,000	31,723,298
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	56,107,000	56,627,123
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,816,115
		$311,664,807
EQUIPMENT — 11.6%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	$13,874,000	$13,807,356
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	11,128,000	10,982,465
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(c)	6,084,000	6,057,790
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	48,498,000	48,026,139

	Principal Amount	Fair Value
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	$22,566,000	$22,308,538
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(c)	13,922,758	13,838,022
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	22,831,039	22,484,489
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	8,298,625	8,413,656
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(c)	6,888,000	6,841,862
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(c)	10,181,720	10,104,651
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(c)	15,042,291	14,918,875
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(c)	23,511,000	23,157,185
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	9,453,000	9,391,646
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	6,562,000	6,502,949
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(c)	8,531,000	8,498,422
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	2,609,000	2,589,653
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(c)	15,553,595	15,438,841
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(c)	16,932,000	16,966,150
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	26,892,000	27,119,143
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	24,403,000	24,431,820
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(c)	41,604,000	41,803,034
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	19,410,000	19,111,334
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(c)	22,933,000	22,783,991
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	20,252,000	20,108,381
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	12,191,000	12,143,416
Prop Series 2017-1A — 5.30% 3/15/2042(e)	33,378,524	32,820,486
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(c)	26,369,000	26,107,963
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(c)	20,678,000	20,433,911
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(c)	24,047,000	23,742,151
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(c)	19,491,000	19,274,740
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	33,682,000	33,370,563
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	24,178,000	24,174,862
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	26,318,000	26,639,419
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	5,916,000	5,842,277
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	40,054,000	39,770,241
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(c)	12,559,000	12,625,295
		$692,631,716
OTHER — 7.4%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(c)	$6,826,671	$6,841,030
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(c)	50,294,000	50,208,948
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(c)	25,417,000	25,258,904
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	46,789,000	46,691,660
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(c)	29,327,723	29,357,452
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(c)	36,054,710	36,276,468
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)	14,259,445	14,142,459
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)	16,174,833	16,060,919
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.29% 12/1/2031(e)	3,400,000	3,378,750
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021(c)	3,481,000	3,449,340
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(c)	22,038,000	21,724,770
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	16,752,000	16,522,844

	Principal Amount	Fair Value
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(c)	7,305,000	7,206,109
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	$7,798,000	$7,707,494
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	28,232,000	27,998,581
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	7,809,000	7,767,683
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(c)	34,868,000	34,820,172
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(c)	17,375,000	17,378,713
PFS Financing Corp. 2018-F A — 3.52% 10/16/2023(c)	31,171,000	31,482,514
PFS Financing Corp. 2018-F B — 3.77% 10/16/2023(c)	5,641,000	5,708,140
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(c)(e)	10,932,000	10,853,953
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043(c)	3,768,000	3,750,836
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(c)(e)	15,000,000	15,000,685
		$439,588,424

TOTAL ASSET-BACKED SECURITIES (Cost $2,992,874,696)		$2,978,676,791

CORPORATE BONDS & NOTES — 3.0%
BASIC MATERIALS — 1.0%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$67,373,128	$61,983,278

COMMUNICATIONS — 0.3%
Cisco Systems, Inc. — 2.45% 6/15/2020	$19,787,000	$19,664,627

CONSUMER, CYCLICAL — 0.1%
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(e)	$14,816,524	$2,370,644
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	3,203,542	3,185,922
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(e)	3,790,184	549,577
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	2,510	2,740
		$6,108,883
CONSUMER, NON-CYCLICAL — 0.4%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$22,958,000	$21,164,521

ENERGY — 0.9%
Bristow Group, Inc. — 8.75% 3/1/2023(c)	$14,470,000	$10,273,700
PHI, Inc. — 5.25% 3/15/2019	58,790,000	40,271,150
		$50,544,850
INDUSTRIAL — 0.3%
Air 2 US — 8.027% 10/1/2020(c)	$642,229	$649,053
Air 2 US — 10.127% 10/1/2020(c)(e)	39,258,228	5,299,861
Manitowoc Co., Inc. (The) — 12.75% 8/15/2021(c)	11,397,000	12,123,559
		$18,072,473
TECHNOLOGY — 0.0%
Oracle Corporation — 3.875% 7/15/2020	$839,000	$851,663

TOTAL CORPORATE BONDS & NOTES (Cost $221,726,897)		$178,390,295

CORPORATE BANK DEBT — 2.7%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 10.272% 9/29/2025(b)(g)	$19,648,384	$19,206,295
Boart Longyear Management Pty Ltd TL, 11.000% PIK 10/23/2020(b)(g)	4,617,394	4,517,197
General Nutrition Centers, Inc. 1M USD LIBOR + 7.000% — 9.530% 12/31/2022(b)(g)	19,406,000	19,066,395

	Principal Amount	Fair Value
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.956% 6/23/2023(b)(g)	$26,492,452	$22,584,815
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.052% 12/22/2024(b)(g)	11,150,918	11,185,039
MB2LTL, 1M USD LIBOR + 9.250% — 11.770% 11/30/2023(b)(e)(g)	6,816,000	6,858,600
OTGTL, 3M USD LIBOR + 7.781% — 10.273% 8/23/2021(b)(e)(g)	25,573,000	25,494,746
SDTL, 11/22/2021(b)(e)(g)
1M USD LIBOR + 4.500% — 7.022%	5,902,435	5,888,682
6M USD LIBOR + 4.500% — 7.383%	6,001,000	5,987,018
Xplornet Communication, Inc., 3M USD LIBOR 4.000% — 6.386% 9/9/2021(b)(g)	21,635,095	21,725,530
ZW1L, 1M USD LIBOR + 5.000% — 7.520% 11/16/2022(b)(e)(g)	13,357,400	13,332,689
ZW2L, 3M USD LIBOR + 9.000% — 11.646% 11/16/2023(b)(e)(g)	4,870,000	4,907,694

TOTAL CORPORATE BANK DEBT (Cost $163,173,014)		$160,754,700

U.S. TREASURIES — 10.2%
U.S. Treasury Bills — 2.309% 1/3/2019(d)	$173,431,000	$173,398,603
U.S. Treasury Bills — 2.317% 1/10/2019(d)	88,179,000	88,135,792
U.S. Treasury Bills — 2.315% 1/17/2019(d)	34,750,000	34,716,772
U.S. Treasury Bills — 2.357% 1/24/2019(d)	14,500,000	14,479,487
U.S. Treasury Notes — 2.00% 7/31/2022	100,252,000	98,627,156
U.S. Treasury Notes — 1.875% 8/31/2022	101,204,000	99,070,407
U.S. Treasury Notes — 1.875% 9/30/2022	101,685,000	99,514,534

TOTAL U.S. TREASURIES (Cost $602,477,398)		$607,942,751

TOTAL BONDS & DEBENTURES — 100.1% (Cost $6,089,632,010)		$5,979,900,227

TOTAL INVESTMENT SECURITIES — 100.1%(Cost $6,090,262,357)		$5,980,636,717

SHORT-TERM INVESTMENTS — 0.2%
State Street Bank Repurchase Agreement — 0.50% 1/2/2019 (Dated 12/31/2018, repurchase price of $10,263,285, collateralized by $10,205,000 principal amount U.S. Treasury Notes —2.875% 2025,fair value $10,471,371)	$10,263,000	$10,263,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,263,000)		$10,263,000

TOTAL INVESTMENTS — 100.3% (Cost $6,100,525,357)		$5,990,899,717
Other Assets and Liabilities, net — (0.3)%		(15,009,674)
NET ASSETS — 100.0% — NOTE 2		$5,975,890,043

(a) Non-income producing security.

(b) Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2018.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Zero coupon bond. Coupon amount represents effective yield to maturity.

(e) Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).

(f) These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 0.01% of total net assets at December 31, 2018.

(g) Restricted securities. These restricted securities constituted 2.69% of total net assets at December 31, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

See Notes to Financial Statements.

FPA NEW INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

December 31, 2018

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 10.272% 9/29/2025	9/26/2017, 4/11/2018, 6/21/2018, 6/25/2018, 7/3/2018, 11/2/2018, 12/3/2018	$19,637,415	$19,206,295	0.32%
Boart Longyear Management Pty Ltd TL, 11.00% PIK 10/23/2020	3/29/2018	4,517,949	4,517,197	0.08%
General Nutrition Centers, Inc. 1M USD LIBOR + 7.000% — 9.530% 12/31/2022	12/21/2018	19,406,000	19,066,395	0.32%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.956% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/2018, 11/27/2018	25,126,330	22,584,815	0.38%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.052%	8/11/2017	11,054,335	11,185,039	0.19%
MB2LTL, 1M USD LIBOR + 9.250% — 11.770% 11/30/2023	12/2/2016	6,736,912	6,858,600	0.11%
OTGTL, 3M USD LIBOR + 7.781% — 10.273% 8/23/2021	8/26/2016, 1/26/2018	25,288,906	25,494,746	0.43%
SDTL, 1M USD LIBOR + 4.500% — 7.022% 11/22/2021	8/26/2016, 11/30/2017, 1/26/2018, 3/8/2018, 5/9/2018, 5/15/2018, 7/13/2018, 8/17/2018	11,753,346	11,875,700	0.20%
Xplornet Communication, Inc., 3M USD LIBOR 4.000% — 6.386% 9/9/2021	12/22/2016	21,572,122	21,725,530	0.36%
ZW1L, 1M USD LIBOR + 5.000% — 7.520% 11/16/2022	9/6/2016	13,265,687	13,332,689	0.22%
ZW2L, 3M USD LIBOR + 9.000% — 11.646% 11/16/2023	11/17/2016	4,814,012	4,907,694	0.08%
TOTAL RESTRICTED SECURITIES		$163,173,014	$160,754,700	2.69%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$736,490	—	—	$736,490
Commercial Mortgage-Backed Securities
Agency	—	$458,610	—	458,610
Agency Stripped	—	240,941,747	—	240,941,747
Non-Agency	—	221,680,487	—	221,680,487
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	266,702,064	—	266,702,064
Agency Pool Adjustable Rate	—	752,421	—	752,421
Agency Pool Fixed Rate	—	818,252,983	—	818,252,983
Agency Stripped	—	1,119,030	—	1,119,030
Non-Agency Collateralized Mortgage Obligation	—	488,223,222	$16,005,126	504,228,348
Asset-Backed Securities
Auto	—	856,699,273	—	856,699,273
Collateralized Loan Obligation	—	678,092,571	—	678,092,571
Credit Card	—	311,664,807	—	311,664,807
Equipment	—	659,811,230	32,820,486	692,631,716
Other	—	410,355,036	29,233,388	439,588,424
Corporate Bonds & Notes	—	170,170,213	8,220,082	178,390,295
Corporate Bank Debt	—	98,285,271	62,469,429	160,754,700
U.S. Treasuries	—	607,942,751	—	607,942,751
Short-Term Investment	—	10,263,000	—	10,263,000
	$736,490	$5,841,414,716	$148,748,511	$5,990,899,717

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2018:

Investment	Beginning Value at September 30, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at December 31, 2018	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2018
Residential Mortgage-Backed Non-Agency Collateralized Mortgage Obligation	$400,727	$(35,457)	$15,744,323	$(104,467)	—	$16,005,126	$(6,660)
Asset-Backed Securities Collateralized Loan Obligation	60,193,015	36,439	—	—	$(60,229,454)	—	—
Asset-Backed Securities Equipment	33,758,225	(27,303)	—	(910,436)	—	32,820,486	(27,934)
Other Asset-Backed Securities	43,059,404	(890,037)	—	(12,935,979)	—	29,233,388	(515,242)
Corporate Bonds & Notes	10,677,335	(2,457,253)	—	—	—	8,220,082	(2,470,596)
Corporate Bank Debt	63,585,396	(255,538)	224,050	(1,084,479)	—	62,469,429	(306,787)
	$211,674,102	$(3,629,149)	$15,968,373	$(15,035,361)	$(60,229,454)	$148,748,511	$(3,327,219)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.     There were transfers of $60,229,454 out of Level 3 into Level 2 during the period ended December 31, 2018.  The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2018:

Financial Assets	Fair Value at December 31, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$15,697,765	Third-Party Broker Quote (a)	Quotes/Prices	$99.70
	307,361	Pricing Model (b)	Prices	$48.54 - $54.57 ($51.63)
			Discount	0.00% - 1.50% (0.90%)

Asset-Backed Securities Equipment	$32,820,486	Third-Party Broker Quote (a)	Quotes/Prices	$98.33

Other Asset-Backed Securities	$29,233,388	Third-Party Broker Quote (a)	Quotes/Prices	$99.29 - $100.00

Corporate Bonds & Notes	$8,220,082	Third-Party Broker Quote (a)	Quotes/Prices	$13.50 - $16.00

Corporate Bank Debt	$62,469,429	Pricing Vendor	Prices	$99.69 - $100.77

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2018 (excluding short-term investments), was $6,090,265,685 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$22,637,076
Gross unrealized depreciation:	(132,266,044)
Net unrealized depreciation:	$(109,628,968)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: March 1, 2019

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: March 1, 2019